Net Defined Benefit Liabilities (Assets) - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ (17,462)	₩ 3,139	₩ 5,047
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	2,478,143	2,314,632
Interest income	121,336	55,902
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	9,410	(8,542)
Benefits paid	(307,762)	(287,419)
Employer contributions	165,128	401,358
Changes in scope of consolidation, etc.	(3,330)	2,212
Ending	₩ 2,462,925	₩ 2,478,143	₩ 2,314,632